Note 40 Fee and commission income (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Fee and commission income [Line Items]
Bills receivables		€ 21	€ 24	€ 26
Demand Account		300	300	424
Credit and Debit Cards	[2]	7,106	4,665	3,499
Checks		166	175	162
Transfers and other payment orders		961	862	812
Insurance product commissions		461	384	261
Loan commitments given fee and commission income		322	307	259
Other Commitments And Financial Guarantees Given		530	471	420
Portfolio and other management fee income		1,685	1,407	1,228
Brokerage fee income		360	345	266
Custody securities income		221	207	193
Other fee and commission income		902	751	711
Fee and commission income		€ 13,036	€ 9,899	€ 8,260

[1]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(2) Points of Sale.